BORROWINGS (Significant borrowings) (Details) - USD ($)	Dec. 31, 2022	Dec. 31, 2021	Jun. 30, 2018
Disclosure of detailed information about borrowings [line items]
Borrowings	$ 1,031,865,000	$ 1,479,038,000
Ternium Mexico Syndicated Loan Due June 2023
Disclosure of detailed information about borrowings [line items]
Original principal amount	1,000,000,000		$ 1,000,000,000
Borrowings	125,000,000
Ternium Brazil Syndicated Loan Due August 2024
Disclosure of detailed information about borrowings [line items]
Original principal amount	500,000,000
Borrowings	$ 500,000,000